As filed with the Securities and Exchange Commission on December 9 , 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Name and address of agent for service)

(240) 631-7600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Reports to Stockholders.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Semi-Annual Report

September 30, 2014

TABLE OF CONTENTS

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Page
Financial Statements

Performance Review and Composition of Consolidated Schedule of Investments	1
Consolidated Schedule of Investments	2 – 3
Consolidated Schedule of Swap Contracts	4
Consolidated Statement of Assets and Liabilities	5 - 6
Consolidated Statement of Operations	7
Consolidated Statement of Changes in Net Assets	8
Notes to Consolidated Financial Statements	9 - 23
Consolidated Financial Highlights	24 - 27
Expense Example	28

Approval of Investment Advisory Agreements	29 - 32
Additional Information	33

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Steben Managed Futures Strategy Fund
Performance Review
April 1, 2014 (commencement of operations) to September 30, 2014 (Unaudited)

	Inception Date	Since Inception
Steben Managed Futures Strategy Fund - Class A (without maximum load)	4/1/2014	5.63%
Steben Managed Futures Strategy Fund - Class A (with maximum load)	4/1/2014	-0.45%
Steben Managed Futures Strategy Fund - Class C	4/1/2014	5.29%
Steben Managed Futures Strategy Fund - Class I	4/1/2014	5.65%
Steben Managed Futures Strategy Fund - Class N	4/1/2014	5.61%
Newedge CTA Index	4/1/2014	7.98%

Performance data shown reflects the Class A maximum sales charge of 5.75% and reflects the Class C Contingent Deferred Sales Charge (“CDSC”) of 1.00%. Performance of the Class A without load does not reflect the deduction of the sales load or fee. If reflected, the load or fee would reduce the performance quoted.

Class I and Class N imposes a 1.00% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee. If it had, the return would be reduced.

The Newedge CTA Index is an equally weighted index, and is rebalanced and reconstituted annually. The index is designed to track the largest 20 (by AUM) CTAs and be representative of the managed futures space. To be considered for the index, managers must be open to new investment and report returns on a daily basis.

Generally, indices are unmanaged and are not available for direct investment. One cannot invest directly in an index.

Composition of Consolidated Schedule of Investments
(as a % of total investments)
September 30, 2014 (Unaudited)

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2014 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
CORPORATE BONDS: 52.95%
Finance and Insurance: 22.46%
Bank of America Corporation (a)	03/22/2016	1.053%	1,500,000	$1,510,455
Capital One Bank, (USA), National Association (a)	02/13/2017	0.734%	1,000,000	1,001,175
Caterpillar Financial Services Corporation (a)	03/03/2017	0.464%	1,000,000	1,002,172
Citigroup Inc.	04/01/2016	1.300%	1,250,000	1,253,830
Daimler Finance North America LLC (b)	09/15/2016	2.625%	1,000,000	1,029,273
General Electric Capital Corporation (a)	07/12/2016	0.884%	1,000,000	1,008,671
The Goldman Sachs Group, Inc.	02/07/2016	3.625%	1,000,000	1,033,422
ING Bank N.V. (b)(c)	09/25/2015	2.000%	300,000	303,835
John Deere Capital Corporation (a)	10/11/2016	0.524%	500,000	501,815
JPMorgan Chase & Co. (a)	02/26/2016	0.855%	1,500,000	1,508,892
Metropolitan Life Global Funding I (a)(b)	04/10/2017	0.614%	1,000,000	1,006,517
Morgan Stanley (a)	10/15/2015	0.714%	1,000,000	1,003,107
Telefonica Emisiones S.A.U. (c)	04/27/2015	3.729%	750,000	762,660
Wells Fargo Bank, National Association (a)	05/16/2016	0.441%	1,000,000	999,147
				13,924,971
Information: 8.98%
AT&T Inc.	08/15/2016	2.400%	1,500,000	1,535,002
NBCUniversal Enterprise, Inc. (a)(b)	04/15/2016	0.771%	1,500,000	1,503,298
Oracle Corporation (a)	07/07/2017	0.433%	1,500,000	1,501,646
Verizon Communications Inc. (a)	09/15/2016	1.764%	1,000,000	1,025,216
				5,565,162
Manufacturing: 7.61%
Anheuser-Busch Companies, LLC	03/01/2017	5.600%	750,000	827,638
Eaton Corporation	11/02/2015	0.950%	890,000	892,825
Gilead Sciences, Inc.	12/01/2016	3.050%	1,500,000	1,562,514
Rockwell Collins, Inc. (a)	12/15/2016	0.584%	1,000,000	999,355
Thermo Fisher Scientific Inc.	02/01/2017	1.300%	440,000	438,655
				4,720,987
Mining, Quarrying, and Oil and Gas Extraction: 1.30%
Pioneer Natural Resources Company	07/15/2016	5.875%	750,000	808,783

Professional, Scientific, and Technical Services: 0.81%
Volkswagen Group of American Finance, LLC (a)(b)	05/23/2017	0.605%	500,000	500,513

Retail Trade: 2.06%
BP Capital Markets (c)	03/11/2016	3.200%	750,000	776,764
The Kroger Co. (a)	10/17/2016	0.763%	500,000	501,423
				1,278,187
Transportation and Warehousing: 4.87%
Enbridge Inc. (a)(c)	06/02/2017	0.684%	1,000,000	1,003,162
Kansas City Southern de Mexico, S.A. de C.V. (a)(c)	10/28/2016	0.935%	500,000	502,670
Spectra Energy Partners, LP	06/15/2016	2.950%	500,000	515,940
TransCanada PipeLines Ltd (c)	01/15/2016	0.750%	1,000,000	999,454
				3,021,226
Utilities: 4.86%
The Dayton Power and Light Company	09/15/2016	1.875%	500,000	506,651
Duke Energy Corporation (a)	04/03/2017	0.612%	1,500,000	1,505,216
Georgia Power Company (a)	08/15/2016	0.634%	1,000,000	999,994
				3,011,861
TOTAL CORPORATE BONDS (Cost $32,840,851)				32,831,690

U.S. GOVERNMENT NOTE/BOND: 4.25%
United States Treasury Note/Bond	04/30/2015	2.500%	1,000,000	1,014,180
United States Treasury Note/Bond	05/31/2015	2.125%	1,600,000	1,621,813
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $2,634,858)				2,635,993

The accompanying notes are an integral part of these consolidated financial statements.

	Maturity	Yield /	Principal
	Date	Coupon Rate	Amount/Shares	Value
SHORT TERM INVESTMENTS: 16.94%
COMMERCIAL PAPER: 14.43%
AXA Financial, Inc.	10/15/2014	0.210%	250,000	$249,980
Bacardi U.S.A., Inc.	10/22/2014	0.230%	500,000	499,933
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	11/06/2014	0.170%	500,000	499,915
Brown-Forman Corporation	10/07/2014	0.110%	400,000	399,993
Catholic Health Initiatives	10/20/2014	0.110%	500,000	499,971
Corporacion Andina de Fomento	10/15/2014	0.160%	500,000	499,969
Diageo Capital PLC	10/09/2014	0.250%	500,000	499,972
Dominion Resources, Inc.	10/06/2014	0.220%	500,000	499,985
Enterprise Products Operating LLC	10/20/2014	0.250%	500,000	499,934
ING (U.S.) Funding LLC	10/22/2014	0.210%	200,000	199,975
ING (U.S.) Funding LLC	10/23/2014	0.190%	300,000	299,965
J.P. Morgan Securities LLC	10/17/2014	0.160%	500,000	499,964
Mizuho Funding LLC	11/21/2014	0.195%	500,000	499,862
Nissan Motor Acceptance Corporation	11/21/2014	0.280%	400,000	399,841
Nordea Bank AB	10/16/2014	0.120%	500,000	499,975
Oglethorpe Power Corporation (An Electric Membership Corporation)	10/23/2014	0.120%	400,000	399,971
Sempra Energy Global Enterprises	10/22/2014	0.280%	300,000	299,951
Skandinaviska Enskilda Banken AB	10/10/2014	0.140%	500,000	499,982
Southern Company Funding Corporation	10/15/2014	0.170%	400,000	399,974
Standard Chartered Bank	11/13/2014	0.190%	300,000	299,932
Sumitomo Mitsui Banking Corporation	10/27/2014	0.150%	500,000	499,946
TOTAL COMMERCIAL PAPER (Cost $8,948,990)				8,948,990

MONEY MARKET FUND: 0.88%
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (d)			544,319	544,319
TOTAL MONEY MARKET FUND (Cost $544,319)				544,319

U.S. GOVERNMENT NOTE/BOND: 1.63%
United States Treasury Note/Bond	02/28/2015	2.375%	1,000,000	1,009,570
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $1,009,302)				1,009,570
TOTAL SHORT TERM INVESTMENTS (Cost $10,502,611)				10,502,879

TOTAL INVESTMENTS (Cost $45,978,320): 74.14%				45,970,562
Other Assets in Excess of Liabilities, 25.86% (e)				16,037,664
TOTAL NET ASSETS, 100.00%				$62,008,226

(a)	Variable rate security. The rate reported is the rate in effect as of September 30, 2014.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2014, the market value of these securities total $4,343,436 which

(c)	Foreign Issued Security.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2014.
(e)	Includes assets pledged as collateral for swap contracts.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2014 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of Steben Managed Futures Cayman Fund Ltd. (“SMFCF”). See Note 1.
			Unrealized
			Appreciation
Termination Date	Reference Index	Notional	(Depreciation)*	Counterparty
5/1/2019	SMFCF^	$73,705,901	$3,471,904	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor’s (“CTA”) Programs investing in various futures, forwards, and currency derivative contracts and other similar investments. See Notes 2 and 3.
*Unrealized appreciation is a receivable on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
September 30, 2014 (Unaudited)

ASSETS
Investments, at fair value (cost $45,978,320)	$45,970,562
Income receivable	113,741
Receivable for capital shares sold	19,379
Unrealized gain on swap contracts (Note 1)	3,471,904
Deposits with broker for swap contracts (Note 2)	12,521,500
TOTAL ASSETS	62,097,086

LIABILITIES
Payable for distribution fees	57
Payable to Adviser	88,803
TOTAL LIABILITIES	88,860

NET ASSETS	$62,008,226

Net assets consist of:
Paid-in capital	$58,924,254
Accumulated net investment loss	(385,482)
Accumulated net realized gain on investments and swap contracts	5,308
Net unrealized appreciation (depreciation) on:
Investments	(7,758)
Swap contracts	3,471,904
NET ASSETS	$62,008,226

The accompanying notes are an integral part of these consolidated financial statements.

Class A:
Net Assets	$79,118

Shares issued and outstanding (unlimited shares authorized, no par value)	7,490

Net asset value, redemption and minimum offering price per share(1)	$10.56

Maximum offering price per share (net asset value per share divided by 0.9425)(2)	$11.20

Class C:
Net Assets	$10,700

Shares issued and outstanding (unlimited shares authorized, no par value)	1,016

Net asset value, redemption and offering price per share(3)	$10.53

Class I:
Net Assets	$61,718,020

Shares issued and outstanding (unlimited shares authorized, no par value)	5,841,529

Net asset value, redemption and offering price per share(4)	$10.57

Class N:
Net Assets	$200,388

Shares issued and outstanding (unlimited shares authorized, no par value)	18,975

Net asset value, redemption and offering price per share(4)	$10.56

(1) A contingent deferred sales charge (CDSC) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(2) Reflects a maximum sales charge of 5.75%.
(3) A CDSC of 1.00% may be imposed on share purchases that are redeemed within 12 months of purchase.
(4) A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2014 (UNAUDITED)

INVESTMENT INCOME
Interest income	$105,101

EXPENSES
Management fees (Note 5)	347,832
Distribution fees - Class A (Note 5)	27
Distribution fees - Class C (Note 5)	44
Distribution fees - Class N (Note 5)	47
Operating services fee (Note 5)	139,133
Other expenses	3,500
TOTAL EXPENSES	490,583
NET INVESTMENT LOSS	(385,482)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND SWAP CONTRACTS
Net realized gain on investments	5,308
Net realized gain on swap contracts	-
Net change in unrealized appreciation/depreciation on:
Investments	(7,758)
Swap Contracts	3,471,904

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SWAP CONTRACTS	3,469,454

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,083,972

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended
September 30, 2014
(Unaudited)
FROM OPERATIONS
Net investment loss	$(385,482)
Net realized gain on investments and swap contracts	5,308
Net change in unrealized appreciation/depreciation on:
Investments	(7,758)
Swap Contracts	3,471,904
Net increase in net assets from operations	3,083,972

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	58,854,254
Payments for shares redeemed	(30,000)
Net increase in net assets resulting from capital share transactions	58,824,254

TOTAL INCREASE IN NET ASSETS	61,908,226

NET ASSETS
Beginning of period	100,000

End of period (includes accumulated net investment loss of ($385,482))	$62,008,226

The accompanying notes are an integral part of these consolidated financial statements.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements
September 30, 2014 (Unaudited)

(1) ORGANIZATION

The Steben Managed Futures Strategy Fund (the “Fund”) is a separate operating series of Steben Alternative Investment Funds (the “Trust”), a Delaware statutory trust since February 14, 2013, that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Fund’s investment objective is to achieve positive long term absolute returns with low correlation to broad equity and fixed income market returns. The Fund seeks to achieve its investment objective by pursuing a managed futures strategy which intends to capture absolute returns in the commodity and financial futures markets (equity, interest rate and currency) by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles (collectively, “Investment Pools”), swaps that have returns linked to the returns of Investment Pools managed by advisors who employ a variety of managed futures trading strategies (“Trading Advisors”) using managed futures programs (“Swaps”), and futures contracts (such as currency futures, futures on broad-based security indices and futures on commodities), foreign currency transactions (such as U.S. and foreign spot currencies and currency forward contracts), and options on futures and swaps (“Derivative Instruments”).

The Fund may invest in Derivative Instruments and Investment Pools directly or it may invest up to 25% of its total assets (measured at the time of purchase) in a wholly owned and controlled subsidiary, Steben Managed Futures Cayman Fund Ltd. (“SMFCF”), formed under the laws of the Cayman Islands, to pursue its managed futures strategy through investments in one or more Swap and Derivative Instruments. SMFCF is advised by Steben & Company, Inc. (the “Investment Manager”) and has the same investment objective as the Fund. The consolidated financial statements of the Fund include the investment activity and financial statements of SMFCF. The only investment held by SMFCF as of September 30, 2014 is a swap contract, for which the notional value was $73,705,901. At September 30, 2014, the SMFCF reported an unrealized gain on swap contracts of $3,471,904. In addition, SMFCF may hold cash and cash equivalents as collateral on the swap contracts. See Note 2.

The managed futures strategies in which the Fund typically seeks exposure includes the following investment styles: (1) trend following, (2) short-term systematic and discretionary trading, and (3) counter-trend or mean reversion strategies. The Investment Manager expects the managed futures programs employed by the Trading Advisors to have a wide variety of different trading styles across a broad range of financial markets and asset classes. Managed futures strategies typically invest either long or short in one or a combination of Derivative Instruments for both speculative and hedging purposes, each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy, (e) fixed income and interest rates, (f) metals or (g) other commodities.

The Fund invests generally between 60% to 80% of its assets directly in fixed income investments to generate returns and interest income, diversifying the returns of the Fund’s investments in managed futures. The Investment Manager allocates these assets to Principal Global Investors, LLC (the “Sub-Adviser”), who invests primarily in investment grade securities, which the Fund defines as those that have a rating, at the time purchased, by Moody’s Investors Service, Inc. of Baa3/P-3 or higher; by Standard & Poor’s Ratings Group of BBB-/A-3 or higher; or by Fitch Ratings of BBB-/F3 or higher; or, if unrated, determined by the Investment Manager or the Sub-Adviser to be of comparable quality. However, the fixed income portion of the Fund’s portfolio is invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund does not maintain any particular average maturity of its fixed income investments.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

The Fund currently offers Class A, Class C, Class I and Class N shares of beneficial interest, with no par value per share. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front-end sales load of 5.75% and a maximum deferred sales charge of 1.00%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I and Class N shares have a redemption fee of 1.00% if sold within 30 days, (ii) Class A and Class N shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) Class A, Class C and Class N shares require a minimum initial investment of $2,500 with a minimum subsequent investment of $100 and Class I shares require a minimum initial investment of $1,000,000 with a minimum subsequent investment of $25,000; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees (the “Board” and each member a “Trustee”) may classify and reclassify the shares of the Fund into additional classes of shares at a future date. All classes of the Fund commenced operations on April 1, 2014.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges, except as to class-specific rights and privileges described above.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund is an investment company and follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

(b) VALUATION

Share Valuation

The price of Fund shares is based on the Net Asset Value (“NAV”) per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the “Pricing and Valuation Procedures”) approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of the Investment Manager (the “Valuation Committee”) subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, the Investment Manager checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). The Investment Manager compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. The Investment Manager documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that the Investment Manager determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Investment Manager also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term Securities – The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the 1940 Act) for short-term investments (investments that have a maturity date of 60 days or less), and are categorized in Level 2 of the fair value hierarchy. The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Futures and Options — Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Swaps – Swap contracts are valued using the closing prices of the underlying reference entity or the closing value of the underlying reference index.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

Investment Companies, Investment Pools and ETFs – Investments in other investment companies and Investment Pools are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

The following table summarizes the Fund’s consolidated investments and swap contracts as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Long Term Investments
Corporate Bonds	$-	$32,831,690	$-	$32,831,690
U.S. Government Note/Bond	-	2,635,993	-	2,635,993
Total Long Term Investments	$-	$35,467,683	$-	$35,467,683

Short Term Investments
Commercial Paper	$-	$8,948,990	$-	$8,948,990
Money Market Fund	544,319	-	-	544,319
U.S. Government Note/Bond	-	1,009,570	-	1,009,570
Total Short Term Investments	$544,319	$9,958,560	$-	$10,502,879

Total Investments	$544,319	$45,426,243	$-	$45,970,562

Swap Contracts*
Long Total Return Swap
Contracts	$-	$3,471,904	$-	$3,471,904
Total Swap Contracts	$-	$3,471,904	$-	$3,471,904

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation on the instrument.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. From April 1, 2014 (commencement of operations) to September 30, 2014, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

(c) INVESTMENT STRATEGIES

Investment Pools

Each Investment Pool is managed on a discretionary basis by a third-party Trading Advisor pursuant to such Trading Advisor’s managed futures program. Investment Pools may be commodity pools or unregistered investment companies commonly referred to as hedge funds. They may be domiciled onshore in the U.S. or offshore outside of the U.S. Although some Investment Pools may be publicly offered or traded, many offer their securities through private placements without registration with the Securities and Exchange Commission (“SEC”). Most Investment Pools do not trade in the secondary market and, therefore, may have limited liquidity. Investment Pools are not mutual funds, and in most circumstances, do not have any limits on the amount of leverage in their underlying portfolios.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

The Investment Pools use a form of leverage often referred to as “notional funding” - that is the nominal trading level for an Investment Pool will exceed the cash deposited in its trading accounts. For example, if the general partner or manager of an Investment Pool wants the Investment Pool to trade a $100,000,000 portfolio (nominal trading level) the Investment Pool’s margin requirement may be $15,000,000. The Investment Pool can either deposit $100,000,000 to “fully fund” the account or can deposit only a portion of the $100,000,000, provided that the amount deposited meets the account’s ongoing minimum margin requirements. The difference between the amount of cash deposited in the account and the nominal trading level of the account is referred to as notional funding. The use of notional funding (i.e., leverage) will increase the volatility of the Investment Pools. In addition, the leverage may make the Investment Pool subject to more frequent margin calls. Being forced to raise cash at inopportune times to meet margin calls may prevent the Trading Advisors in the Investment Pools from making investments they consider optimal. Cash deposited in the trading account for each Investment Pool will be available to meet the margin requirements of any share class of the Investment Pool. However, additional funds to meet margin calls are available only to the extent of the Investment Pool’s assets and not from the SMFCF or the Fund.

For managing Investment Pool assets, Trading Advisors receive a management fee between 1.0% and approximately 2.0% of an Investment Pool’s assets. They also receive a performance fee that generally ranges from 10% to 30% of the Investment Pool’s returns. Accordingly, the Fund may indirectly pay a performance fee to a Trading Advisor with positive investment performance, even if the Fund’s overall returns are negative. Investment Pool management fees are typically based on the notional trading level and not the cash deposited in the trading account.

Swaps

The Swaps that the Fund will utilize have returns linked to the returns of Investment Pools managed by Trading Advisors. The Swaps are based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove exposure to the Investment Pools managed by Trading Advisors from the Swap or adjust the Swap’s notional exposure among the Investment Pools managed by Trading Advisors. The Swaps are designed to provide the Fund exposure to the performance of selected Trading Advisors and such performance will reflect the deduction of any Trading Advisor management and performance fees based on the notional amount invested in the Swaps. The value of a Swap is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the Trading Advisors. The management fees paid by the counterparty to the Trading Advisors will represent between 0% and approximately 2.5% of the Fund’s investment in the Swap. Performance fees will range from 10% to 30% of the Swap’s returns and are computed without regard to the performance of other Trading Advisors. Accordingly, the Fund may indirectly pay a performance fee to a Trading Advisor with positive investment performance, even if the Fund’s overall returns are negative. The Fund does not invest more than 25% of its assets with any one Swap counterparty. Managed futures style investments will be made without restriction as to issuer capitalization, country or currency.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME RECOGNITION

Purchases and sales of securities are recorded on a trade-date basis. For investments in securities, interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized gains or losses on the disposition of investments are accounted for based on the specific identification method. Investments that are held by the Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the consolidated statement of operations.

(e) FEDERAL INCOME TAXES

The Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) by complying with provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to make distributions from net investment income and from realized capital gains sufficient to relieve it from all, or substantially all, federal and excise taxes. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Fund has a tax year end of October 31st. The Fund’s initial tax year end will be October 31, 2014. Tax components will be disclosed as of the tax year end in future reports.

(f) USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported income and expense during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(g) INDEMNIFICATIONS

Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Fund.

(h) ORGANIZATION AND OFFERING COSTS

Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Under an operating services agreement (the “Operating Services Agreement”), the Investment Manager shall pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. These expenses may not be recouped by the Investment Manager.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

(i) FUND EXPENSES

Pursuant to the Operating Services Agreement with the Fund, the Investment Manager has contractually agreed to pay all of the Fund’s ordinary operating expenses so long as Steben & Company, Inc. remains the Investment Manager, including the Fund’s organizational and offering expenses but not the following Fund expenses: fees for advisory services; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments and enforcing the Fund’s rights in respect of such investments; brokerage commissions; interest and fees on any borrowings by the Fund; taxes and governmental fees (including tax preparation fees); acquired fund fees and expenses; shareholder servicing fees, expenses which the Fund is authorized to pay pursuant to Rule 12b-l under the 1940 Act or fees pursuant to any services agreement with the Investment Manager; and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and officers with respect thereto. The Operating Services Agreement may be terminated at any time by the Board. See Note 5 – Related Party Transactions.

U.S. Bancorp Fund Services, LLC provides accounting, administrative and transfer agency services to the Fund. U.S. Bank, N.A. provides custodian services to the Fund.

(j) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Typically, the Fund distributes all or substantially all of its net investment income and net capital gains to its shareholders every year. The Fund distributes dividends from its net investment income to its shareholders annually. Net investment income generally consists of dividends and interest income received on investments, less expenses.

The dividends received from the Fund generally will be taxed as ordinary income. A portion of those dividends may be eligible for the maximum federal income tax rates applicable to “qualified dividend income” distributed to individual and certain other non-corporate shareholders who satisfy certain holding period and other restrictions with respect to their Fund shares.

The Fund also distributes net capital gains and net gains from foreign currency transactions, if any, to its shareholders, normally once a year. The Fund generates capital gains when it sells assets in its portfolio for profit. Capital gain distributions are taxed differently depending on how long the Fund held the asset(s) that generated the gain. Distributions of net capital gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of net capital gains recognized on the sale of assets held longer than one year are taxed at the maximum federal income tax rates. Generally, Fund distributions are taxable in the year received. However, any distributions that are declared in October, November or December but paid in January generally are taxable as if received on December 31.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

The Fund’s distributions of dividends and net capital gains are automatically reinvested in additional shares of the distributing class at NAV (without sales charge) unless the shareholder opts to take distributions in cash, in the form of a check. Shareholders may change their distribution option either in writing or by calling the transfer agent at any time. Any change will be effective for distributions with a record date 5 calendar days from the date of the change.

(k) COUNTERPARTY, CREDIT AND MARKET RISK

The Swaps in which the Fund invests will be off-exchange transactions. Therefore, in those instances in which the Fund enters into such transactions, the Fund will be subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses. Over-the-counter (“OTC”) and off-exchange transactions have greater liquidity risk, and often do not have liquidity beyond the counterparty to the instrument. In general, there is less government regulation and supervision of transactions in the OTC markets or off-exchange than of transactions entered into on organized exchanges. Furthermore, if any futures commission merchant, broker-dealer, or financial institution holding the Fund’s assets were to become bankrupt or insolvent, it is possible that the Fund would be able to recover only a portion, or in certain circumstances, none of its assets held by such bankrupt or insolvent entity.

The risk that an issuer, guarantor or liquidity provider of an instrument (including the counterparty to an OTC position) held by the Fund will be unable or unwilling to perform its obligations is considered credit risk. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality. To the extent that the Fund invests in derivative or other over-the-counter transactions, including forward contracts, the Fund may be exposed to a credit risk with respect to the parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default.

The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

(3) DERIVATIVE INSTRUMENTS

The Fund may invest in Derivative Instruments such as futures contracts, forward currency contracts and swap contracts in order to pursue its managed futures strategy. Such investments are not for hedging purposes.

The Fund’s market risk related to its derivatives trading is influenced by a wide variety of factors, including overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as supply and demand, drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivative Instruments can be highly volatile, illiquid and difficult to value, and changes in the value of these instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund’s other investments. Futures, forward currency and options contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There may not be a liquid secondary market for the futures contracts. Price valuations or market movements of options may not justify purchasing put options or, if purchased, the options may expire unexercised, resulting in a loss of the premium paid for the options. There are additional risks associated with Derivative Instruments that are possibly greater than the risks associated with investing directly in the underlying instruments, including leveraging risk and counterparty credit risk. A small investment in a Derivative Instrument could have a potentially large impact on the Fund’s performance.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s consolidated statement of assets and liabilities and statement of operations. The fair value of swap contracts are recorded in the Fund’s consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the Derivative Instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund’s consolidated statement of operations.

At September 30, 2014, the Fund held a swap contract which is not subject to a master netting agreement. As the table below illustrates, no positions are netted in these financial statements.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

Gross Amounts not Offset in the
Consolidated Statement of Assets &
Assets				Liabilities

Net
Amounts
		Gross	Presented
		Amounts	in the
	Gross	Offset in the	Statement
	Amounts of	Statement of	of Assets		Collateral
	Recognized	Assets &	&	Financial	Pledged	Net
Description	Assets	Liabilities	Liabilities	Instruments	(Received)	Amount

Swap Contracts	$3,471,904	$-	$3,471,904	$-	$-	$3,471,904

Total	$3,471,904	$-	$3,471,904	$-	$-	$3,471,904

The following table presents the fair value of consolidated open swap contracts for the Fund at September 30, 2014 as presented on the Fund’s consolidated statement of assets and liabilities.

			Net
	Fair Value		Unrealized
			Gain (Loss)
			on Open
Swap Contracts	Assets	Liabilities	Positions
Long Total Return Swap Contracts:
SMFCF	$3,471,904	$-	$3,471,904

The following table presents the trading results of the derivative trading and information related to the volume of the Fund since the commencement of operations on April 1, 2014 through September 30, 2014. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s consolidated statement of operations.

	Gain (Loss) from Trading

		Net Change
	Net Realized	in Unrealized
Swap Contracts	$-	$3,471,904

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

The average monthly notional amount of the swap contracts during the six months ended September 30, 2014 for the Fund was $68,604,669.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

(4) INVESTMENT TRANSACTIONS

Since the commencement of operations on April 1, 2014 through September 30, 2014, the cost of security purchases and the proceeds from security sales, other than U.S. Government obligations, short-term investments, swaps, short sales and purchases to cover were $49,333,138 and $2,837,798, respectively.

Since the commencement of operations on April 1, 2014 through September 30, 2014, purchases and sales of U.S. Government obligations were $3,679,219 and $0, respectively.

(5) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

The Board is authorized to engage an investment adviser and it has selected Steben & Company, Inc. to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Investment Manager is a Maryland corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Investment Manager is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.

Under the terms of the Investment Management Agreement, the Investment Manager is entitled to receive a management fee at an annualized rate, based on the average daily net assets of the Fund of 1.25%, accrued daily and payable monthly. Since the commencement of operations on April 1, 2014 through September 30, 2014, the Fund incurred $347,832 in management fees.

(b) INVESTMENT SUBADVISORY FEE

Under the terms of an investment subadvisory agreement (the “Investment Subadvisory Agreement”) between the Investment Manager, the Sub-Adviser and the Fund, the Sub-Adviser is entitled to receive, on a quarterly basis, an annual subadvisory fee on the fixed income portion of the Fund’s average daily net assets at an annualized rate of: 0.10% on assets from $250 million up to $400 million; 0.09% on assets from $400 million up to $500 million; and 0.08% on assets above $500 million. The Sub-Adviser is paid by the Investment Manager, not the Fund.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

(c) OPERATING SERVICES FEE

The Fund will pay to the Investment Manager, as compensation for the services provided by the Investment Manager and its agents under the Operating Services Agreement, an annualized fee of 0.50%, which is paid monthly, based on the average daily net assets of the Fund. Since the commencement of operations on April 1, 2014 through September 30, 2014, the Fund incurred $139,133 in operating services fees.

(d) DISTRIBUTION FEE

The Fund has entered into a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”). Class A, Class C and Class N shareholders will pay Rule 12b-1 fees to the Distributor at the annual rate of 0.25%, 1.00% and 0.25%, respectively of average daily net assets and Class I shareholders will pay no 12b-1 fees. Since the commencement of operations on April 1, 2014 through September 30, 2014, the Fund incurred $27 in distribution fees for Class A shares, $44 in Class C shares and $47 in Class N shares.

(6) CAPITAL SHARE TRANSACTIONS

At September 30, 2014, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Fund:

Steben Managed Futures Strategy Fund - Class A	For the Period Ended September 30, 2014*
	Shares	Amount
Shares Sold	7,490	$78,350
Shares Redeemed	-	-
Net Increase	7,490	$78,350
Beginning Shares	-
Ending Shares	7,490

Steben Managed Futures Strategy Fund - Class C	For the Period Ended September 30, 2014*
	Shares	Amount
Shares Sold	1,016	$10,100
Shares Redeemed	-	-
Net Increase	1,016	$10,100
Beginning Shares	-
Ending Shares	1,016

* All share classes commenced operations on April 1, 2014.

Steben Managed Futures Strategy Fund
(a series of Steben Alternative Investment Funds)

Notes to Consolidated Financial Statements (continued)
September 30, 2014 (Unaudited)

Steben Managed Futures Strategy Fund - Class I	For the Period Ended September 30, 2014*
	Shares	Amount
Shares Sold	5,834,550	$58,566,700
Shares Redeemed	(3,021)	(30,000)
Net Increase	5,831,529	$58,536,700
Beginning Shares	10,000
Ending Shares	5,841,529

Steben Managed Futures Strategy Fund - Class N	For the Period Ended September 30, 2014*
	Shares	Amount
Shares Sold	18,975	$199,104
Shares Redeemed	-	-
Net Increase	18,975	$199,104
Beginning Shares	-
Ending Shares	18,975

Steben Managed Futures Strategy Fund
Total Net Increase		$58,824,254

* All share classes commenced operations on April 1, 2014.

(7) SUBSEQUENT EVENTS

The Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred subsequent to September 30, 2014 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Steben Managed Futures Strategy Fund - Class A
Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the period)

	Period from April 1, 2014 (commencement of operations) through September 30, 20141 (Unaudited)

Per Share
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)2	(0.08)
Net realized and unrealized gain (loss)	0.64
Total from Investment Operations	0.56

Net Asset Value, End of Period	$10.56

Total Investment Return3	5.63%

Net Assets, End of Period, in Thousands	$79

Ratios/Supplemental Data:
Ratio of expenses to average net assets	2.01	%4

Ratio of net investment income (loss) to average net assets	(1.64	)%4

Portfolio turnover rate5	6.24%

1 All ratios have been annualized except total investment return and portfolio turnover.
2 Net investment income (loss) per share is based on average shares outstanding.
3 Total investment return excludes the effect of applicable sales charges.
4 Ratios do not include the income and expenses of the CTAs included in the swap.
5  Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Steben Managed Futures Strategy Fund - Class C
Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the period)
	Period from April 1, 2014 (commencement of operations) through September 30, 20141 (Unaudited)

Per Share
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)2	(0.12)
Net realized and unrealized gain (loss)	0.65
Total from Investment Operations	0.53

Net Asset Value, End of Period	$10.53

Total Investment Return3	5.29%

Net Assets, End of Period, in Thousands	$11

Ratios/Supplemental Data:
Ratio of expenses to average net assets	2.78	% 4

Ratio of net investment income (loss) to average net assets	(2.38	)% 4

Portfolio turnover rate5	6.24%

1 All ratios have been annualized except total investment return and portfolio turnover.
2 Net investment income (loss) per share is based on average shares outstanding.
3 Total investment return excludes the effect of applicable sales charges.
4 Ratios do not include the income and expenses of the CTAs included in the swap.
5 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Steben Managed Futures Strategy Fund - Class I
Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the period)

	Period from April 1, 2014 (commencement of operations) through September 30, 20141 (Unaudited)

Per Share
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)2	(0.07)
Net realized and unrealized gain (loss)	0.64
Total from Investment Operations	0.57

Net Asset Value, End of Period	$10.57

Total Investment Return	5.65%

Net Assets, End of Period, in Thousands	$61,718

Ratios/Supplemental Data:
Ratio of expenses to average net assets	1.76	%3

Ratio of net investment income (loss) to average net assets	(1.38	)%3

Portfolio turnover rate4	6.24%

1 All ratios have been annualized except total investment return and portfolio turnover.
2 Net investment income (loss) per share is based on average shares outstanding.
3 Ratios do not include the income and expenses of the CTAs included in the swap.
4 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares

The accompanying notes are an integral part of these financial statements.

Steben Managed Futures Strategy Fund - Class N
Consolidated Financial Highlights

Selected Data and Ratios (for a share outstanding throughout the period)

	Period from April 1, 2014 (commencement of operations) through September 30, 20141 (Unaudited)

Per Share
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss)2	(0.09)
Net realized and unrealized gain (loss)	0.65
Total from Investment Operations	0.56

Net Asset Value, End of Period	$10.56

Total Investment Return	5.61%

Net Assets, End of Period, in Thousands	$200

Ratios/Supplemental Data:
Ratio of expenses to average net assets	2.01	% 3

Ratio of net investment income (loss) to average net assets	(1.68	)% 3

Portfolio turnover rate4	6.24%

1 All ratios have been annualized except total investment return and portfolio turnover.
2 Net investment income (loss) per share is based on average shares outstanding.
3 Ratios do not include the income and expenses of the CTAs included in the swap.
4 Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares

The accompanying notes are an integral part of these financial statements.

Expense Example
September 30, 2014 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 through September 30, 2014).

Actual Expenses
The actual return rows in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The only transaction fees you may be required to pay are for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. These fees are assessed on all accounts, as applicable. If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee. The Fund’s transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes
The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A transaction fee of $15.00 may be assessed on outgoing wire transfers and a transaction fee of $25.00 may be assessed on returned checks and stop payment orders. To include this fee in the calculation, you would add the estimated transaction fee to the hypothetical expenses shown in the table. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual vs Hypothetical Returns
Actual vs. Hypothetical returns for the Six Months Ended September 30, 2014 (Unaudited)

Fund’s Annualized Consolidated Expense Ratio		Beginning Value April 1, 2014	Ending Account Value September 30, 2014	Consolidated Expenses Paid During Period1
Steben Managed Futures Strategy Fund - Class A
Actual	2.04%	$1,000.00	$1,056.30	$10.52
Hypothetical2	2.04%	$1,000.00	$1,014.84	$10.30

Steben Managed Futures Strategy Fund - Class C
Actual	2.78%	$1,000.00	$1,052.90	$14.31
Hypothetical2	2.78%	$1,000.00	$1,011.13	$14.02

Steben Managed Futures Strategy Fund - Class I
Actual	1.76%	$1,000.00	$1,056.50	$9.07
Hypothetical2	1.76%	$1,000.00	$1,016.24	$8.90

Steben Managed Futures Strategy Fund - Class N
Actual	2.10%	$1,000.00	$1,056.10	$10.82
Hypothetical2	2.10%	$1,000.00	$1,014.54	$10.61

1
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 365 to reflect the period April 1, 2014 through September 30, 2014.

2	Hypothetical assumes a 5% return.

Approval of Investment Advisory Agreements (Unaudited)

Overview  |  At a meeting held on October 30, 2013, the Board of Trustees (the “Board”) for the Steben Alternative Investment Funds (“SAIF”), including its independent Trustees, approved each investment advisory agreement (“Advisory Agreement”) between the SAIF and Steben & Company, Inc. (“Investment Manager” or “Steben”) on behalf of the Steben Managed Futures Strategy Fund (the  “Fund”).  The Board also approved at this meeting a subadvisory agreement (“Subadvisory Agreement”) between Steben and Principal Global Investors, LLC (“Subadviser” or “PGI”) as the investment sub-adviser for SAIF on behalf of the Fund.  Together, the Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

In preparation for review of the Agreements, the Board requested the Investment Manager and Subadviser provide substantial and detailed information which the Board determined to be reasonably necessary to evaluate the Agreements.  The Investment Manager and Subadviser provided information, as applicable, relevant to the approval of the Agreements, including: (1) the nature and extent of the advisory and other services to be provided to the Fund; (2) the firm’s experience and personnel; (3) firm’s financial condition; (4) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (5) the proposed advisory fee rates for the Fund and a comparison with fee rates charged to other clients; (6) benefits to be realized by the firm; and (7) the estimated profits and losses to Steben under the Agreements.  The Board also received a presentation by the proposed portfolio management and research and due diligence teams addressing Steben’s investment philosophies, investment strategies, personnel and operations as they relate to the Fund.

The Trustees used this information, as well as other information that the Investment Manager, Subadviser and other service providers submitted to the Board, to help them decide whether to approve the Agreements. The Board posed questions to various management personnel of Steben regarding certain key aspects of the materials submitted in support of the approval of the Agreements. The Board also received a detailed memorandum from K&L Gates, counsel to the Funds and the independent Trustees, regarding the responsibilities of the Board members in connection with their consideration of the Agreements.

With respect to the approval of the Agreements, the Board considered the overall fairness of the Agreements and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of services to be provided to the Fund; (2) comparison of the performance of each firm’s similarly managed accounts versus peer group and/or representative indices; (3) the costs of the services to be provided to the Fund and the expected profits and losses to be realized by Steben from its relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows; (5) whether the level of fee rates reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Investment Manager and Subadviser with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by the Investment Manager and Subadviser from its relationship with the Fund.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Agreements and the fees provided therein with respect to the Fund should be approved. The Board considered the best interests of the Fund and considered the Advisory Agreement and Subadvisory Agreement separately.  The Board was advised by independent legal counsel with respect to its deliberations regarding the approval of each Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Agreements. The determination to approve each Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Extent and Quality of Advisory Services  |  With respect to the approval of the Advisory Agreement, the Board reviewed Steben’s investment strategy for the Fund. The Board considered that Steben will be responsible for making investment decisions on behalf of the Fund and noted Steben’s robust due diligence process and team to evaluate underlying commodity trading advisors.  In this connection, the Board considered information regarding the background and experience of key investment personnel; Steben’s focus on complex asset categories; Steben’s experience as a sponsor of multi-manager alternative investment products; the depth and experience Steben personnel have in investment and operational due diligence; Steben’s investment process, analysis and monitoring of the underlying investments; Steben’s significant compliance and tax reporting effort; and Steben’s oversight of sales.  The Board also considered financial information regarding Steben.

The Board considered that Steben will be responsible for oversight of compliance with the Fund’s policies and objectives, oversight of the Fund’s compliance with applicable law, and implementation of Board directives as they relate to the Fund.  The Board noted that Steben would oversee and interact with the Fund’s service providers.

With respect to the approval of the Subadvisory Agreement, the Board considered the level of staffing, quality, background and experience of the Subadviser’s investment personnel responsible for managing the Fund, the size of the Subadviser and the Subadviser’s ability to continue to attract and retain qualified investment personnel. The Board also considered the adequacy of the resources committed to the Fund by the Subadviser, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the Subadviser. The Board also considered the Subadviser’s representations regarding its compliance program and code of ethics.

The Board concluded that the nature, extent and quality of the management and advisory service to be provided by the Investment Manager and Subadviser were appropriate for the Fund and, thus, supported a decision to approve the Advisory Agreement and Subadvisory Agreement for the Fund.

Investment Performance  |  With respect to the Fund, and recognizing that any determination prior to commencement of operations is necessarily speculative, the Board considered the performance of other Steben funds and various indices.  On the basis of the Board’s assessment, the Board concluded that the Investment Manager was capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies.

The Board evaluated the comparative information provided by the Investment Manager and Subadviser regarding the performance of similarly managed investment pools or accounts relative to benchmark index(es). The Board also considered the Investment Manager’s recommendation to approve the appointment of the Subadviser.

Costs of Advisory Services and Level of Profitability  |  In analyzing the cost of services and potential profitability of the Investment Manager, the Board considered the proposed advisory fee rate payable by the Fund to Steben under the Advisory Agreements, comparisons to the advisory fee rates of comparable funds, comparisons to the fee rate Steben receives on its pooled funds, the projected expense ratio of the Fund and the expense ratio of comparable funds.  Although the Board noted that the fee rates paid by another client of the Investment Manager is lower than the fee rates to be paid by the Fund, the difference reflects the resources and monitoring necessary with a single manager versus multi-manager approach.  In addition, the Board noted the proposed operating agreement between the Fund and Steben would serve as a contractual expense limitation.

The Board evaluated the Investment Manager’s projected costs, profits and losses in providing services to the Fund.  The Board noted that Steben projected losses relating to the services it will provide to the Fund.  In analyzing the cost of services and profitability of the Investment Manager, the Board considered the potential revenues earned and expenses, noting that the analysis necessarily was based on estimates and projections of Fund asset accumulation, and that the Board would be able to make a much more complete assessment following the commencement of actual operations following the initial two-year period of the Advisory Agreement.  The Board took into account the significant investment by and cost to the Investment Manager regarding service infrastructure to support the Fund and its investors.

In analyzing the cost of services for the Subadviser in connection with its subadvisory services to the Fund, the Board considered that the Investment Manager pays the Subadviser from its advisory fee rate and, thus, the Investment Manager would have negotiated the lowest subadvisory fee rate possible.  The Board did not request profitability data from the Subadviser because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Investment Manager and the Subadviser with respect to the negotiation of subadvisory fee rates.

On the basis of the Board’s review of the fees to be charged by the Investment Manager and the Subadviser for investment advisory and subadvisory services, the relatively unique, and highly specialized nature of the Funds’ investment program, the Investment Manager’s and Subadviser’s financial information, and the estimated costs associated with managing the Fund, the Board concluded that the level of investment advisory and subadvisory fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an operating services agreement.

Economies of Scale  |  In considering the reasonableness of the investment advisory and subadvisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. While noting that the investment advisory fee will not decrease as the level of Fund assets increase, the Board concluded that the advisory fee is reasonable, reflect the Fund’s complex operations, and that the Fund is initially organized and starting up operations. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of investment advisory and subadvisory fees payable to the Investment Manager and Subadviser, in the future.

Benefits  |  In evaluating compensation, the Board considered other benefits that may be realized by the Investment Manager and Subadviser from their respective relationships with the Fund.  In this connection, the Board noted, among other things, greater exposure in the marketplace with respect to the Investment Manager’s or Subadviser’s investment process and expanding the level of assets under management by the Investment Manager and the Subadviser.  The Board also noted that the Investment Manager will receive compensation through an operating services agreement and pay all of the Fund’s operating expenses.  In addition, the Board recognized that the Investment Manager will serve as the servicing agent for the Fund, and as such, will receive servicing fee payments from the Fund to compensate financial intermediaries for providing services to Fund shareholders.  The Board noted that the Investment Manager would not realize “soft dollar” benefits from its relationship with the Fund.  The Board concluded that other benefits derived by the Investment Manager from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its investors, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations  |  The Board determined that the Investment Manager has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interest of the Fund and its shareholders.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information on how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 after commencement of operations will be available on Form N-PX without charge by calling 1-800-726-3400, or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Privacy Policy

The Fund collects non-public information about you from the following sources:

●	information we receive about you on applications or other forms;
●	information you give us orally; and
●	information about your transactions with us or others.

 We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities.  We also disclose that information is provided to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Investment Adviser
Steben & Company, Inc.
9711 Washingtonian Blvd, Suite 400
Gaithersburg, Maryland 20878

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
KPMG LLP
191 W Nationwide Blvd, Suite 500
Columbus, OH 43215

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Fund Counsel
K&L Gates, LLP
State Street Financial Center, One Lincoln Street
Boston, MA 02111

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Alternative Investment Funds

By (Signature and Title)         /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date           12/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date           12/5/2014

By (Signature and Title)          /s/ Carl Serger
Carl Serger, Chief Financial Officer

Date           12/5/2014